DEBT - Schedule of Debt Maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2016 (remaining six months)	$ 0
2017	0
2018	84,452
2019	485,759
2020	373,339
Thereafter	142,918
Total debt	1,086,468
Amortization of purchase price adjustment and deferred charges	(33,653)
Total debt	$ 1,052,815	$ 928,496